[LETTERHEAD OF SUTHERLAND ASBILL & BRENNAN LLP]

THOMAS E. BISSET
DIRECT LINE: 202.383.0118
E-mail: thomas.bisset@sutherland.com

                                           October 1, 2015

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:     Registration Statement on Form S-1 for
                MEMBERS Life Insurance Company

Commissioners:

        On behalf of MEMBERS Life Insurance Company (the "Company"), attached for transmission under the Securities Act of 1933, as amended (the "Securities Act"), is an initial registration statement on Form S-1 (the "Registration Statement") for risk control account interests made available under certain flexible premium deferred variable and index-linked annuity contracts (the "Contracts"). Concurrent with the filing of the Registration Statement, the Company is filing an initial registration statement on Form N-4 (File No. 811-23092) to register under the Securities Act variable separate accounts interests made available under the Contracts.

        Please contact the undersigned at the above number, Stephani Hildebrandt at (202) 383-0845 or Katie Sabo at (202) 383-0949 if you have any questions or comments regarding this filing.

                                                          Sincerely,

                                                          /s/ Thomas E. Bisset
                                                          --------------------
                                                          Thomas E. Bisset

Attachments
cc:   Ross Hansen
      Steve Roth
      Stephani Hildebrandt
      Katie Sabo

ATLANTA AUSTIN GENEVA HOUSTON LONDON NEW YORK SACRAMENTO WASHINGTON D.C.